FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020	$ 47,506,670
Change in valuation inputs or other assumptions	(2,226,669)	$ 9,933,330
Fair value as of March 31, 2021	45,280,001	47,506,670
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020	31,666,670
Change in valuation inputs or other assumptions	(1,666,669)
Fair value as of March 31, 2021	30,000,001	31,666,670
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2020	15,840,000
Change in valuation inputs or other assumptions	(560,000)
Fair value as of March 31, 2021	$ 15,280,000	$ 15,840,000